Principal Funds, Inc.
Supplement dated May 1, 2023
to the Statement of Additional Information dated March 1, 2023
(as previously supplemented)

This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

HISTORY OF THE FUNDS
In the Share Class Table, delete the row for Overseas Fund and replace with the following:

Share Class
Fund/Portfolio	A	C	J	Inst.	R-1	R-3	R-4	R-5	R-6
Overseas				X		X	X

DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS
In the Other Investment Strategies and Risks section, under Environmental, Social and Governance Factors in the Selection of Portfolio Securities, delete the first sentence and replace with the following:
(Applicable to all Funds or portions of the Funds, other than Government & High Quality Bond Fund, Government Money Market Fund, the portion of High Income Fund managed by Insight North America, LLC, Inflation Protection Fund, LargeCap S&P 500 Index Fund, Midcap S&P 400 Index Fund, the portion of MidCap Value I Fund managed by Victory Capital Management Inc., Money Market Fund, and SmallCap S&P 600 Index Fund.)

LEADERSHIP STRUCTURE AND BOARD
Under Interested Board Members, remove Timothy M. Dunbar and add the following in alphabetical order:
Kamal Bhatia. Mr. Bhatia has served as Chair of the Fund Complex since April 2023. He has also served as President and Chief Executive Officer of the Fund Complex since 2019. Mr. Bhatia serves as the Chief Operating Officer for Principal® Asset Management. Mr. Bhatia joined Principal® in 2019 and serves as a director of numerous Principal® affiliates. From 2011 to 2019 he was a Senior Vice President for Oppenheimer Funds. Mr. Bhatia is a CFA® charter holder. Through his education and experience, Mr. Bhatia is experienced with financial, marketing, regulatory, and investment matters.
Kenneth A. McCullum. Mr. McCullum has served as a Board Member of the Fund Complex since April 2023. Mr. McCullum has served as Executive Vice President and Chief Risk Officer for Principal® since 2023. Prior to that he served as Senior Vice President and Chief Risk Officer for Principal® from 2020 to 2023 and Vice President and Chief Actuary for Principal® from 2015 to 2020. From 2013 to 2015 Mr. McCullum was an Executive Vice President responsible for business development at Delaware Life Insurance Company. He served as a Senior Vice President for the life annuity business at Sun Life from 2010 to 2013. Mr. McCullum is a Fellow of the Society of Actuaries and is a Member of the American Academy of Actuaries. Through his education and experience, Mr. McCullum is experienced with financial, accounting, regulatory, and investment matters.

Under Additional Information Regarding Board Members and Officers, in the INTERESTED BOARD MEMBERS table, remove the row for Timothy M. Dunbar and add the following in alphabetical order:

INTERESTED BOARD MEMBERS
Name, Address, and Year of Birth	Positions Held with Fund Complex	Positions with PGI and its affiliates; Principal Occupation(s) During Past 5 Years** (unless otherwise noted)	Number of Portfolios Overseen in Fund Complex	Other Directorships Held During Past 5 Years
Kamal Bhatia 711 High Street Des Moines, IA 50392 1972	Director and Chair, PFI and PVC (since 2023) Trustee and Chair, PDSRA and PETF (since 2023) Chief Executive Officer and President (since 2019)
PGI
Director (since 2019)
President-Principal Funds (since 2019)
PFD
Director (since 2019)
PFGI, PFSI, and PLIC
Senior Executive Managing Director – Global Head of Investments - PAM (since 2023)
Senior Executive Director and Chief Operating Officer - PAM (since 2023)
Senior Executive Director and Chief Operating Officer - PGI (2020-2022)
President-Principal Funds (2019-2020)
Post
Director (since 2020)
Principal-REI
Senior Executive Director and Chief Operating Officer - PGI (since 2022)
Director (since 2020)
PSS
Executive Vice President (since 2019)
Director and Chair (2019-2022)
Spectrum
Director (since 2021)
Origin
Additional Director (since 2022)
Oppenheimer Funds
Senior Vice President (2011-2019)

			131	None
Kenneth A. McCullum 711 High Street Des Moines, IA 50392 1964	Director, PFI and PVC (since 2023) Trustee, PDSRA and PETF (since 2023)	PGI Director (since 2020) PFGI, PFSI, and PLIC Executive Vice President and Chief Risk Officer (since 2023) Senior Vice President and Chief Risk Officer (2020-2023) Vice President and Chief Actuary (2015-2020) PSI Director (since 2020) PSS Director (since 2020)	131	None

In the Fund Complex Officers table, remove the row for Kamal Bhatia.

In the Board Member Ownership of Securities section, delete the table for Interested Board Members and replace with the following:

Interested Board Members
Fund	Bhatia(1)(2)	Halter(2)	McCullum(1)(2)
Equity Income	A	E	A
Government & High Quality Bond	A	C	A
LargeCap Growth I	A	E	A
Money Market	A	B	A
Principal Capital Appreciation	A	A	A
Ownership through participation in an Employee Benefit Plan	Bhatia(1)(2)	Halter(2)	McCullum(1)(2)
Diversified International	E	A	D
Equity Income	A	A	E
Finisterre Emerging Markets Total Return Bond	E	A	A
Inflation Protection	A	A	D
LargeCap Growth I	A	A	D
LargeCap S&P 500 Index	E	E	D
LargeCap Value III	E	A	A
MidCap	A	A	D
Principal LifeTime Hybrid 2015	A	A	A
Principal LifeTime Hybrid 2020	A	A	A
Principal LifeTime Hybrid 2030	A	A	E
Short-Term Income	E	A	A
SmallCap	C	A	A
Total Fund Complex	E	E	E
(1) Appointment Effective April 26, 2023
(2) As of December 31, 2022

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